Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
U.S. and foreign components of consolidated income (loss) before income taxes was as follows (in millions):

	Year Ended December 31,
	2018	2019	2020
United States	$(204)	$(666)	$(463)
Foreign	—	—	5

Loss before income taxes	$(204)	$(666)	$(458)

Schedule of Effective Income Tax Rate Reconciliation
The reconciliation of the statutory federal income tax rate to the Company’s effective tax rate was as follows:

	Year Ended December 31,
	2018	2019	2020
Federal tax (benefit) at statutory rate	21%	21%	21%
State tax (benefit) at statutory rate, net of federal benefit	4	4	3
Change in valuation allowance	(25)	(23)	(21)
Stock-based compensation	(1)	—	(2)
Research and development credits	1	1	3
Change in fair value of forward contract liability	—	(3)	—
Non-deductible expenses	—	—	(3)
Non-deductible interest expense	—	—	(2)

Provision for income taxes	—%	—%	(1)%

Schedule of Deferred Tax Assets and Liabilities
The significant components of the Company’s deferred tax assets and liabilities were as follows (in millions):

	December 31,
	2019	2020
Deferred tax assets
Accruals and reserves	$44	$95
Stock-based compensation	5	72
Tax credits carryforward	12	23
Operating leases	46	64
Net operating losses carryforward	200	180

Total gross deferred tax assets	307	434
Less: Valuation allowance	(260)	(357)

Total deferred tax assets net of valuation allowance	47	77

Deferred tax liabilities
Property and equipment and intangible assets	—	(19)
ROU assets	(42)	(51)
Deferred contract costs	(5)	(10)

Total gross deferred tax liabilities	(47)	(80)

Net deferred tax liabilities	$—	$(3)

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending balance of gross unrecognized tax benefits is included in the table below (in millions):

	Year Ended December 31,
	2018	2019	2020
Unrecognized tax benefits at beginning of year	$1	$3	$7
Increases related to current year tax positions	2	4	3
Decreases related to prior year tax positions	—	—	(3)

Unrecognized tax benefits at end of year	$3	$7	$7